Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 103.0%
Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)(1)(2)	1,784	$ 378,975
Huntington Ingalls Industries, Inc.(2)	905	187,353
Raytheon Technologies Corp.	840	82,262
Textron, Inc.(2)	1,970	139,141
		$ 787,731
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(2)	711	$ 70,652
United Parcel Service, Inc., Class B(2)	1,266	245,591
		$ 316,243
Automobile Components — 0.2%
Aptiv PLC(1)(2)	1,489	$ 167,051
		$ 167,051
Automobiles — 2.4%
General Motors Co.(2)	10,253	$ 376,080
Rivian Automotive, Inc., Class A(1)	3,050	47,214
Tesla, Inc.(1)(2)	8,683	1,801,375
		$ 2,224,669
Banks — 1.3%
Citigroup, Inc.(2)	3,521	$ 165,100
Citizens Financial Group, Inc.(2)	3,405	103,410
Comerica, Inc.(2)	1,757	76,289
JPMorgan Chase & Co.(2)	3,790	493,875
KeyCorp(2)	5,500	68,860
PNC Financial Services Group, Inc. (The)(2)	610	77,531
Wells Fargo & Co.(2)	3,228	120,662
Zions Bancorp N.A.(2)	3,012	90,149
		$ 1,195,876
Beverages — 2.5%
Coca-Cola Co. (The)(2)	821	$ 50,927
PepsiCo, Inc.(2)	12,474	2,274,010
		$ 2,324,937
Biotechnology — 1.9%
AbbVie, Inc.(2)	4,453	$ 709,674
Incyte Corp.(1)(2)	1,066	77,040
Security	Shares	Value
Biotechnology (continued)
Moderna, Inc.(1)(2)	759	$ 116,567
Vertex Pharmaceuticals, Inc.(1)(2)	2,825	890,073
		$ 1,793,354
Broadline Retail — 5.3%
Amazon.com, Inc.(1)(2)	41,006	$ 4,235,510
MercadoLibre, Inc.(1)(2)	236	311,062
PDD Holdings, Inc. ADR(1)(2)	4,520	343,068
		$ 4,889,640
Building Products — 0.3%
Fortune Brands Innovations, Inc.(2)	3,560	$ 209,079
Masterbrand, Inc. (1)	6,049	48,634
		$ 257,713
Capital Markets — 1.9%
Charles Schwab Corp. (The)	930	$ 48,713
Goldman Sachs Group, Inc. (The)(2)	2,240	732,726
Intercontinental Exchange, Inc.	954	99,493
MarketAxess Holdings, Inc.	254	99,388
Moody's Corp.(2)	745	227,985
S&P Global, Inc.(2)	1,352	466,129
State Street Corp.	710	53,740
		$ 1,728,174
Chemicals — 0.9%
Linde PLC	825	$ 293,238
Sherwin-Williams Co. (The)(2)	2,223	499,664
		$ 792,902
Commercial Services & Supplies — 0.7%
Waste Management, Inc.(2)	3,962	$ 646,480
		$ 646,480
Communications Equipment — 1.4%
Cisco Systems, Inc.(2)	20,146	$ 1,053,132
Motorola Solutions, Inc.(2)	706	202,008
		$ 1,255,140
Construction Materials — 0.3%
Martin Marietta Materials, Inc.(2)	824	$ 292,570
		$ 292,570

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance — 0.4%
Synchrony Financial(2)	13,342	$ 387,985
		$ 387,985
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp.(2)	753	$ 158,476
Dollar Tree, Inc.(1)(2)	819	117,568
Kroger Co. (The)(2)	2,562	126,486
Target Corp.(2)	2,344	388,237
Walmart, Inc.(2)	6,285	926,723
		$ 1,717,490
Containers & Packaging — 0.6%
Avery Dennison Corp.(2)	902	$ 161,395
Packaging Corp. of America(2)	2,800	388,724
		$ 550,119
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.(2)	8,441	$ 328,271
		$ 328,271
Electric Utilities — 1.4%
Edison International(2)	3,567	$ 251,794
NextEra Energy, Inc.(2)	13,057	1,006,434
NRG Energy, Inc.	1,445	49,549
		$ 1,307,777
Electrical Equipment — 1.2%
Eaton Corp. PLC(2)	6,652	$ 1,139,754
		$ 1,139,754
Energy Equipment & Services — 0.6%
Halliburton Co.(2)	12,111	$ 383,192
Helmerich & Payne, Inc.(2)	4,130	147,648
		$ 530,840
Entertainment — 1.7%
Netflix, Inc.(1)(2)	3,909	$ 1,350,481
Walt Disney Co. (The)(1)(2)	2,529	253,229
		$ 1,603,710
Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(1)(2)	1,480	$ 456,980
Fidelity National Information Services, Inc.	1,006	54,656
Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A(2)	1,352	$ 491,330
Visa, Inc., Class A(2)	5,223	1,177,578
		$ 2,180,544
Food Products — 1.6%
Campbell Soup Co.(2)	1,585	$ 87,143
Conagra Brands, Inc.(2)	2,493	93,637
General Mills, Inc.(2)	7,733	660,862
Hershey Co. (The)(2)	863	219,556
JM Smucker Co. (The)(2)	1,072	168,701
Kellogg Co.(2)	1,286	86,111
McCormick & Co., Inc., Non Voting Shares(2)	1,493	124,232
		$ 1,440,242
Ground Transportation — 1.2%
CSX Corp.(2)	32,967	$ 987,032
Norfolk Southern Corp.(2)	790	167,480
		$ 1,154,512
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories(2)	9,384	$ 950,224
Medtronic PLC(2)	4,219	340,136
ResMed, Inc.(2)	1,173	256,875
		$ 1,547,235
Health Care Providers & Services — 1.5%
Centene Corp.(1)(2)	3,582	$ 226,418
CVS Health Corp.(2)	906	67,325
Quest Diagnostics, Inc.(2)	1,243	175,860
UnitedHealth Group, Inc.(2)	1,922	908,318
		$ 1,377,921
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(1)(2)	997	$ 124,027
Expedia Group, Inc.(1)(2)	1,447	140,403
McDonald's Corp.(2)	2,925	817,859
		$ 1,082,289
Household Durables — 0.7%
D.R. Horton, Inc.(2)	5,136	$ 501,736
Garmin, Ltd.(2)	1,245	125,645
Newell Brands, Inc.(2)	3,538	44,013
		$ 671,394

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 1.3%
Procter & Gamble Co. (The)(2)	7,831	$ 1,164,391
		$ 1,164,391
Insurance — 2.0%
American International Group, Inc.(2)	4,746	$ 239,009
Lincoln National Corp.(2)	11,270	253,237
Marsh & McLennan Cos., Inc.(2)	2,761	459,845
Travelers Cos., Inc. (The)(2)	4,011	687,525
Unum Group(2)	5,352	211,725
		$ 1,851,341
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A(1)(2)	25,240	$ 2,618,145
Alphabet, Inc., Class C(1)(2)	28,044	2,916,576
Meta Platforms, Inc., Class A(1)(2)	8,267	1,752,108
		$ 7,286,829
IT Services — 1.1%
Accenture PLC, Class A(2)	1,265	$ 361,550
EPAM Systems, Inc.(1)(2)	366	109,434
International Business Machines Corp.(2)	4,294	562,900
		$ 1,033,884
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.(2)	6,652	$ 920,238
Danaher Corp.(2)	4,612	1,162,408
Thermo Fisher Scientific, Inc.(2)	259	149,280
Waters Corp.(1)	159	49,231
		$ 2,281,157
Machinery — 0.6%
Caterpillar, Inc.(2)	772	$ 176,664
Flowserve Corp.(2)	4,274	145,316
Parker-Hannifin Corp.(2)	680	228,555
		$ 550,535
Media — 0.7%
Fox Corp., Class A	2,091	$ 71,198
Interpublic Group of Cos., Inc. (The)(2)	8,737	325,366
Omnicom Group, Inc.(2)	2,899	273,492
		$ 670,056
Metals & Mining — 0.1%
Newmont Corp.	1,570	$ 76,961
		$ 76,961
Security	Shares	Value
Multi-Utilities — 1.0%
CMS Energy Corp.(2)	8,180	$ 502,088
Sempra Energy(2)	3,081	465,724
		$ 967,812
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.(2)	3,612	$ 589,334
Exxon Mobil Corp.(2)	2,343	256,933
Marathon Oil Corp.(2)	20,484	490,796
Occidental Petroleum Corp.(2)	5,460	340,868
ONEOK, Inc.(2)	987	62,714
Williams Cos., Inc. (The)(2)	11,095	331,297
		$ 2,071,942
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)(2)	3,244	$ 136,118
United Airlines Holdings, Inc.(1)(2)	5,240	231,870
		$ 367,988
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.(2)	11,983	$ 830,542
Eli Lilly & Co.(2)	360	123,631
Johnson & Johnson(2)	7,202	1,116,310
Merck & Co., Inc.(2)	6,240	663,873
Zoetis, Inc.(2)	490	81,556
		$ 2,815,912
Professional Services — 0.3%
Broadridge Financial Solutions, Inc.(2)	2,010	$ 294,606
		$ 294,606
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	1,740	$ 126,689
		$ 126,689
Residential REITs — 0.7%
Mid-America Apartment Communities, Inc.(2)	4,302	$ 649,774
		$ 649,774
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc.(1)(2)	7,011	$ 687,148
Analog Devices, Inc.(2)	5,089	1,003,652
Broadcom, Inc.(2)	1,204	772,414
Enphase Energy, Inc.(1)(2)	320	67,290
Lam Research Corp.(2)	2,334	1,237,300
Micron Technology, Inc.(2)	9,105	549,396

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.(2)	15,021	$ 4,172,383
ON Semiconductor Corp.(1)(2)	1,445	118,952
QUALCOMM, Inc.(2)	9,665	1,233,061
Texas Instruments, Inc.(2)	4,185	778,452
		$10,620,048
Software — 13.8%
Adobe, Inc.(1)(2)	3,492	$ 1,345,712
Ceridian HCM Holding, Inc.(1)(2)	6,811	498,702
DocuSign, Inc.(1)	1,144	66,695
Microsoft Corp.(2)	31,599	9,109,992
Oracle Corp.(2)	6,059	563,002
Paycom Software, Inc.(1)(2)	1,815	551,778
Salesforce, Inc.(1)(2)	2,305	460,493
Zscaler, Inc.(1)(2)	1,919	224,197
		$12,820,571
Specialized REITs — 0.6%
Iron Mountain, Inc.(2)	8,019	$ 424,285
Public Storage(2)	545	164,667
		$ 588,952
Specialty Retail — 2.1%
Bath & Body Works, Inc.(2)	2,403	$ 87,902
Best Buy Co., Inc.(2)	1,823	142,686
Gap, Inc. (The)(2)	10,841	108,844
Home Depot, Inc. (The)(2)	2,991	882,704
TJX Cos., Inc. (The)(2)	5,474	428,942
Tractor Supply Co.(2)	1,174	275,937
		$ 1,927,015
Technology Hardware, Storage & Peripherals — 10.7%
Apple, Inc.(2)	60,086	$ 9,908,181
		$ 9,908,181
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B(2)	4,074	$ 499,635
		$ 499,635
Security	Shares	Value
Tobacco — 0.2%
Altria Group, Inc.(2)	5,045	$ 225,108
		$ 225,108
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)(2)	6,185	$ 895,835
		$ 895,835
Total Common Stocks (identified cost $52,530,979)		$95,387,785

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	330,009	$ 330,009
Total Short-Term Investments (identified cost $330,009)		$ 330,009
Total Investments — 103.3% (identified cost $52,860,988)		$95,717,794
Total Written Call Options — (3.2)% (premiums received $1,273,823)		$(2,936,375)
Other Assets, Less Liabilities — (0.1)%		$ (141,787)
Net Assets — 100.0%		$92,639,632
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Written Call Options (Exchange-Traded) — (3.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	2	$2,636,270	$12,600	4/3/23	$ (115,820)
NASDAQ 100 Index	2	2,636,270	12,500	4/5/23	(137,810)

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	3	$3,954,405	$12,200	4/6/23	$ (297,120)
NASDAQ 100 Index	2	2,636,270	12,200	4/10/23	(199,230)
NASDAQ 100 Index	3	3,954,405	12,400	4/12/23	(245,760)
NASDAQ 100 Index	3	3,954,405	12,900	4/14/23	(122,700)
NASDAQ 100 Index	2	2,636,270	12,800	4/17/23	(99,130)
NASDAQ 100 Index	2	2,636,270	13,100	4/19/23	(60,560)
NASDAQ 100 Index	2	2,636,270	13,000	4/21/23	(76,740)
NASDAQ 100 Index	2	2,636,270	13,100	4/24/23	(66,760)
NASDAQ 100 Index	2	2,636,270	13,100	4/26/23	(71,280)
NASDAQ 100 Index	2	2,636,270	13,300	4/28/23	(54,250)
S&P 500 Index	11	4,520,241	4,100	4/3/23	(22,330)
S&P 500 Index	10	4,109,310	4,060	4/5/23	(59,700)
S&P 500 Index	11	4,520,241	3,970	4/6/23	(156,475)
S&P 500 Index	11	4,520,241	3,950	4/10/23	(181,005)
S&P 500 Index	11	4,520,241	3,950	4/12/23	(187,440)
S&P 500 Index	11	4,520,241	4,025	4/14/23	(123,750)
S&P 500 Index	11	4,520,241	4,010	4/17/23	(139,590)
S&P 500 Index	11	4,520,241	4,075	4/19/23	(91,630)
S&P 500 Index	11	4,520,241	4,010	4/21/23	(150,205)
S&P 500 Index	11	4,520,241	4,075	4/24/23	(100,375)
S&P 500 Index	11	4,520,241	4,075	4/26/23	(104,995)
S&P 500 Index	11	4,520,241	4,135	4/28/23	(71,720)
Total					$(2,936,375)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Buy-Write Strategy Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $330,009, which represents 0.3% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Fund
Liquidity Fund, Institutional Class(1)	$98,811	$3,949,115	$(3,717,917)	$ —	$ —	$330,009	$5,209	330,009
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$95,387,785*	$ —	$ —	$95,387,785
Short-Term Investments	330,009	—	—	330,009
Total Investments	$95,717,794	$ —	$ —	$95,717,794
Liability Description
Written Call Options	$(2,936,375)	$ —	$ —	$(2,936,375)
Total	$(2,936,375)	$ —	$ —	$(2,936,375)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
Subsequent Event
At the close of the New York Stock Exchange on April 14, 2023, the merger of the Fund into Eaton Vance Tax-Managed Buy-Write Opportunities Fund was completed. The merger was affected pursuant to an Agreement and Plan of Reorganization that was approved by the Fund’s shareholders on March 16, 2023.